SHARE-BASED COMPENSATION (Details 4) - Restricted Stock Awards [Member]	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Options Outstanding, Beginning | shares	351,831
Weighted Average Grant Date Fair Value Outstanding, Beginning | $ / shares	$ 9.63
Number of Shares Options, Vested | shares	(345,471)
Weighted Average Grant Date Fair Value Outstanding, Vested | $ / shares	$ 9.75
Number of Shares Options, Cancelled | shares	(6,360)
Weighted Average Grant Date Fair Value Outstanding, Cancelled | $ / shares	$ 9.63
Number of Shares Options Outstanding, Ending | shares	(0)
Weighted Average Grant Date Fair Value Outstanding, Ending | $ / shares	$ (0)